Concentrations (Details) - Customer Concentration Risk [Member]	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
2019 | Concentration Company A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.10%		22.60%
2019 | Concentration Company B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.70%		12.10%
2019 | Concentration Company C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.70%
2019 | Concentration Company D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.70%
Accounts Receivable % | Concentration Company A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				20.00%
Accounts Receivable % | Concentration Company C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				19.00%